Intangible Assets and Non-financial Assets Impairment - Changes in Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets	₩ 79,593	₩ 249,450	₩ 82
Development Projects [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets	₩ 78,918	117,822
Entity's total for cash-generating units [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets		131,628
Display CGU [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets		26,284
Lighting CGU [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairment loss on intangible assets		₩ 105,344